TAXES PAYABLE (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 643,896	$ 99,707	¥ 660,278
Income tax payable	440,030	68,139	440,030
Other taxes payable	165,068	25,561	7,980
Total taxes payable	¥ 1,248,994	$ 193,407	¥ 1,108,288